Employee Benefit Expenses - Summary OF Employee Benefit Expenses (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Employee Benefit Expenses [abstract]
Wages and salaries	₺ 2,820,500	₺ 2,434,790	₺ 1,968,882
Employee termination benefits	38,879	31,799	29,140
Defined contribution plans	14,677	12,785	9,361
Employee benefit expenses	₺ 2,874,056	₺ 2,479,374	₺ 2,007,383